Annual Total Returns[BarChart] - Invesco Main Street Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.22%)	16.55%	31.55%	10.46%	3.11%	11.41%	16.74%	(7.89%)	31.94%	14.37%